Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																											13 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 30, 2018	Dec. 31, 2017	Oct. 31, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2024
Upright Growth Fund
Account Value [Line Items]
Accumulated Value	$ 10,999		$ 9,678			$ 8,866		$ 9,990			$ 7,831		$ 12,189			$ 11,724		$ 13,570			$ 6,055		$ 4,057			$ 3,955		$ 4,503			$ 6,186		$ 6,085				$ 9,638	$ 12,099	$ 10,890	$ 10,760	$ 9,322	$ 9,759	$ 10,000
Upright Growth & Income Fund
Account Value [Line Items]
Accumulated Value	18,552	$ 18,993	16,885		$ 13,812	11,791	$ 12,844	12,301		$ 10,425	9,317	$ 11,062	15,103		$ 17,971	14,654	$ 17,236	15,124		$ 11,409	8,399	$ 8,490	6,888		$ 7,715	6,939	$ 7,684	7,746		$ 7,684	8,590	$ 8,940	8,440		$ 10,460	$ 10,000
C 0000186849 [Member]
Account Value [Line Items]
Accumulated Value	13,603	13,943	13,079		11,454	9,670	10,813	10,394		9,191	8,552	10,170	13,245		15,606	12,943	14,943	13,436		10,521	7,830	7,930	6,520		7,270	6,600	7,220	7,330		7,270	8,080	8,430	8,020		10,040	10,000
S&P 500 Index
Account Value [Line Items]
Accumulated Value	35,064		31,755			25,719		24,452			21,152		26,510			25,031		22,927			19,257		14,666			16,725		15,767			16,043		14,400				$ 13,606	$ 12,633	$ 11,472	$ 10,782	$ 9,939	$ 10,593	$ 10,000
Dow Jones US Total Stock Index
Account Value [Line Items]
Accumulated Value	24,139	22,738		$ 22,025	20,015	17,851	18,459		$ 17,030	15,881	14,820	15,529		$ 18,675	19,741	18,090	18,112		$ 16,726	15,714	13,694	12,555		$ 10,283	13,011	11,933	11,799		$ 11,336	9,940	11,608	10,838		$ 10,434	10,497	10,000
Bloomberg Barclays [Member]
Account Value [Line Items]
Accumulated Value	11,203	10,659	10,654		10,732	10,064	10,375	10,473		10,151	9,972	10,448	11,002		11,746	11,724	11,720	11,443		11,955	11,858	11,766	11,345		10,975	10,976	10,694	10,330		10,004	9,860	9,855	9,887		10,046	10,000
Dow Jones Moderate Index
Account Value [Line Items]
Accumulated Value	16,729	15,787	15,807		15,052	13,773	14,274	$ 13,817		13,242	12,572	13,075	14,720		15,460	14,798	14,816	14,067		13,539	12,206	11,671	10,173		11,978	11,381	11,258	10,917		9,916	10,890	10,517	10,278		10,321	10,000
Bloomberg Barclays 2 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,203	$ 10,659	$ 10,654		$ 10,732	$ 10,064	$ 10,375			$ 10,151	$ 9,972	$ 10,448	$ 11,002		$ 11,746	$ 11,724	$ 11,720	$ 11,443		$ 11,955	$ 11,858	$ 11,766	$ 11,345		$ 10,975	$ 10,976	$ 10,694	$ 10,330		$ 10,004	$ 9,860	$ 9,855	$ 9,887		$ 10,046	$ 10,000								$ 10,473